DIRECT COSTS	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
DIRECT COSTS
DIRECT COSTS
Direct costs include all attributable expenses except interest, depreciation and amortization, taxes and fair value changes and primarily relate to cost of sales and compensation. The following table lists direct costs for 2019 and 2018 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Cost of sales	$41,463	$37,506
Compensation	6,035	3,954
Selling, general and administrative expenses	2,612	1,765
Property taxes, sales taxes and other	2,618	2,294
	$52,728	$45,519